INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Investments Subject to Significant Influence and Equity Earnings [Abstract]
Equity Method Investments [Table Text Block]
Investments subject to significant influence consisted of the following:

			Equity Income		Percentage
	Carrying Value		For the year ended		of
millions of Canadian dollars	As at December 31		December 31		Ownership
	2017	2016	2017	2016	2017
NSPML	$510	$315	$36	$21	100.0
LIL (1)	492	400	37	24	49.5
M&NP (2)	156	175	23	23	12.9
Lucelec (2)	39	39	3	3	19.1
Bear Swamp (3)	-	-	23	11	50.0
APUC (4)	-	-	-	18	-
Other Investments	18	18	2	-
	$1,215	$947	$124	$100
(1) Emera indirectly owns 100 per cent of the Class B units, which comprises 24.9 per cent of the total units issued. Emera’s percentage ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon completion of the LIL and final costing of all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission Assets and Maritime Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these transmission developments.
(2) Although Emera’s ownership percentage of these entities is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in these entities using the equity method.
(3) The investment balance in Bear Swamp is in a credit position, primarily a result of a $179 million distribution received in Q4 2015. Bear Swamp's credit investment balance of $188 million (2016 - $217 million) is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.
(4) In two separate transactions in 2016, Emera sold a total of 63 million common shares in APUC. Emera no longer holds any interest in APUC.

Equity investments include a $13 million difference between the cost and the underlying fair value of the investees' assets as at the date of acquisition. The excess is attributable to goodwill.

Variable Interest Investment As An Equity Investment Consolidated Summarized Balance Sheet [Table Text Block]
Emera accounts for its variable interest investment in NSPML as an equity investment (note 32). NSPML's consolidated summarized balance sheets are illustrated as follows:

As at	December 31
millions of Canadian dollars	2017	2016
Balance Sheets
Current assets	$225	$439
Property, plant and equipment	1,720	1,132
Non-current assets	74	276
Total assets	$2,019	$1,847
Current liabilities	$180	$219
Long-term debt	1,287	1,288
Non-current liabilities	42	25
Equity	510	315
Total liabilities and equity	$2,019	$1,847